Property and Equipment (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 373,310	$ 377,841
Less: accumulated depreciation	(259,226)	(221,810)
Property and equipment, net	114,084	156,031
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	6,211	6,296
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	31,225	33,642
Auto And Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	29,967	29,343
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	304,501	291,889
Assets In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	162	15,427
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 1,244	$ 1,244